Right-of-use assets - Schedule of Breakdown for Right-Of-Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	€ 375,508	€ 370,470
Balance at end of period	533,952	375,508	€ 370,470
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	765,408	721,849
Additions	141,995	137,781	148,299
Disposals	(67,958)	(103,561)
Business combinations	160,869
Exchange differences	(22,303)	9,339
Balance at end of period	978,011	765,408	721,849
Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(389,900)	(351,379)
Amortization	(126,939)	(119,297)
Impairments	(832)	(2,369)
Disposals	(60,360)	(84,632)
Exchange differences	13,252	(1,487)
Balance at end of period	(444,059)	(389,900)	(351,379)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	373,027	367,922
Balance at end of period	530,599	373,027	367,922
Land and buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	758,923	715,325
Additions	139,057	135,933
Disposals	(65,322)	(101,692)
Business combinations	160,659
Exchange differences	(22,284)	9,357
Balance at end of period	971,033	758,923	715,325
Land and buildings | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(385,896)	(347,403)
Amortization	(125,096)	(117,488)
Impairments	(832)	(2,369)
Disposals	(58,161)	(82,858)
Exchange differences	13,229	(1,494)
Balance at end of period	(440,434)	(385,896)	(347,403)
Industrial and commercial equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	38	123
Balance at end of period	30	38	123
Industrial and commercial equipment | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	524	572
Additions	66	32
Disposals	(545)	(80)
Business combinations	0
Exchange differences	0	0
Balance at end of period	45	524	572
Industrial and commercial equipment | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(486)	(449)
Amortization	(75)	(117)
Impairments	0	0
Disposals	(546)	(80)
Exchange differences	0	0
Balance at end of period	(15)	(486)	(449)
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	53	87
Balance at end of period	18	53	87
Plant and machinery | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	168	168
Additions	0	0
Disposals	0	0
Business combinations	0
Exchange differences	0	0
Balance at end of period	168	168	168
Plant and machinery | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(115)	(81)
Amortization	(35)	(34)
Impairments	0	0
Disposals	0	0
Exchange differences	0	0
Balance at end of period	(150)	(115)	(81)
Other right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,390	2,338
Balance at end of period	3,305	2,390	2,338
Other right-of-use assets | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	5,793	5,784
Additions	2,872	1,816
Disposals	(2,091)	(1,789)
Business combinations	210
Exchange differences	(19)	(18)
Balance at end of period	6,765	5,793	5,784
Other right-of-use assets | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(3,403)	(3,446)
Amortization	(1,733)	(1,658)
Impairments	0	0
Disposals	(1,653)	(1,694)
Exchange differences	23	7
Balance at end of period	€ (3,460)	€ (3,403)	€ (3,446)